FINANCE LEASE LIABILITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) doNotUseVessel
Lessee, Lease, Description [Line Items]
Finance lease, vessel bareboat charter period	15 years
Number of container vessels contracted to be chartered in | vessel	4
Term of lease or charter	5 years
Number of years before option to buy vessel is available	6 years		6 years
Finance lease, interest expense	$ 59,600	$ 62,800	$ 21,800
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Lessee, Lease, Description [Line Items]
Ownership percentage of disposed assets	50.10%
Investments in sales-type and direct financing leases	$ 540,908
Finance lease liability	$ (464,740)
Minimum
Lessee, Lease, Description [Line Items]
Term of lease or charter	6 years		6 years
Maximum
Lessee, Lease, Description [Line Items]
Term of lease or charter	11 years		11 years
13,800 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired | doNotUseVessel			4
10,600 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired | doNotUseVessel			3